Paradigm Value Fund
	Schedule of Investments
	March 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
12,000	Air Transport Services Group, Inc. *	$ 269,280	0.64%

Communications Services, NEC
10,000	Calix, Inc. *	354,400	0.84%

Computer Communications Equipment
124,300	A10 Networks, Inc.	2,031,062
40,000	Extreme Networks, Inc. *	529,200
		2,560,262	6.04%

Computer Peripheral Equipment, NEC
40,000	Xerox Corporation	193,200	0.46%

Electrical Work
8,300	EMCOR Group Inc.	3,067,929	7.24%

Industrial Organic Chemicals
21,700	Sensient Technologies Corporation	1,615,131	3.81%

Instruments For Measurement & Testing of Electricity & Electric Signals
20,000	Cohu Inc. *	294,200	0.69%

In Vitro & In Vivo Diagnostic Substances
20,000	QuidelOrtho Corporation *	699,400	1.65%

Laboratory Analytical Instruments
12,500	Revvity, Inc.	1,322,500	3.12%

Measuring & Controlling Devices, NEC
4,000	Onto Innovation Inc. *	485,360	1.15%

Motor Vehicle Parts & Accessories
10,000	Modine Manufacturing Company *	767,500	1.81%

National Commercial Banks
32,000	First Merchants Corporation	1,294,080
9,000	National Bank Holdings Corporation - Class A	344,430
		1,638,510	3.87%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
40,000	Enovis Corporation *	1,528,400	3.61%

Printed Circuit Boards
10,000	Jabil, Inc.	1,360,700	3.21%

Retail - Catalog & Mail-Order Houses
4,000	Insight Enterprises, Inc. *	599,960	1.42%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	785,512	1.85%

Retail - Hobby, Toy & Game Shops
10,000	Build-A-Bear Workshop, Inc.	371,700	0.88%

Retail - Retail Stores, NEC
3,000	IAC Inc. *	137,820	0.33%

Semiconductors & Related Devices
44,600	Kulicke & Soffa Industries Inc. (Singapore)	1,470,908
20,000	Penguin Solutions, Inc. *	347,400
11,700	Qorvo, Inc. *	847,197
		2,665,505	6.29%

Services - Business Services, NEC
5,900	Concentrix Corp.	328,276
80,000	Conduent Incorporated *	216,000
		544,276	1.28%

Services - Help Supply Services
35,200	Kforce Inc.	1,720,928	4.06%

Services - Home Health Care Services
17,800	Addus HomeCare Corporation *	1,760,242	4.15%

Services - Medical Laboratories
27,700	RadNet, Inc. *	1,377,244	3.25%

Services - Prepackaged Software
6,666	Consensus Cloud Solutions, Inc. *	153,851	0.36%

Services - Services, NEC
140,000	Enviri Corporation *	931,000	2.20%

Services - Skilled Nursing Care Facilities
6,000	The Ensign Group, Inc.	776,400	1.83%

Special Industry Machinery (No Metalworking Machinery)
3,500	Kadant Inc.	1,179,185	2.78%

Special Industry Machinery, NEC
30,900	Azenta, Inc. *	1,070,376
30,000	Veeco Instruments Inc. *	602,400
		1,672,776	3.95%

State Commercial Banks
6,000	Banner Corporation	382,620
22,000	Renasant Corporation	746,460
		1,129,080	2.66%

Surgical & Medical Instruments & Apparatus
40,000	Integra LifeSciences Holdings Corporation *	879,600
60,000	Orthofix Medical Inc. *	978,600
60,000	SI-Bone, Inc. *	841,800
60,000	Tactile Systems Technology Inc. *	793,200
		3,493,200	8.24%

Telegraph & Other Message Communications
7,200	Ziff Davis Inc. *	270,576	0.64%

Telephone & Telegraph Apparatus
40,000	ADTRAN Holdings, Inc. *	348,800
4,000	Fabrinet (Thailand) *	790,040
		1,138,840	2.69%

Transportation Services
8,300	GATX Corp.	1,288,741	3.04%

Water, Sewer, Pipeline, Comm & Power Line Construction
5,000	Primoris Services Corporation	287,050	0.68%

Wholesale - Computers & Peripheral Equipment & Software
10,832	TD SYNNEX Corporation	1,126,095	2.66%

Women's, Misses' and Juniors Outerwear
3,862	J.Jill, Inc.	75,425	0.18%

Total for Common Stocks (Cost $18,715,932)		39,642,178	93.56%

REAL ESTATE INVESTMENT TRUSTS
10,450	Mid-America Apartment Communities Inc.	1,751,211	4.13%
Total for Real Estate Investment Trusts (Cost $292,494)

MONEY MARKET FUNDS
1,047,439	Goldman Sachs FS Government Fund Institutional - 4.22% **	1,047,439	2.47%
Total for Money Market Funds (Cost $1,047,439)

Total Investment Securities		42,440,828	100.16%
	(Cost $20,055,865)

Liabilities in Excess of Other Assets		(67,789)	-0.16%

Net Assets		$ 42,373,039	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2025.